Note 5 - Preferred Shares (Details Textual)		1 Months Ended	3 Months Ended
	Mar. 16, 2017 USD ($) $ / shares shares	Aug. 31, 2017 $ / shares shares	Mar. 31, 2018 USD ($) shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 shares
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares		$ 15
Preferred shares, conversion ratio		1
Conversion of convertible preferred shares		20,076,224
Embedded derivative, fair value assumption, probability-weighted expected return method, weighted percentage				75.00%
Embedded derivative, fair value assumption, Monte Carlo simulation model, weighted percentage				25.00%
Preferred shares, dividend rate
Series C preferred shares [member]
Statement Line Items [Line Items]
Proceeds from issue of preference shares | $	$ 10,000,080			$ 10,000,080
Number of preferred shares issued during period	841,410
Shares issued, price per share | $ / shares	$ 11.88
Payments for share issue costs | $	$ 129,520			$ 129,520
Number of shares outstanding at end of period			0		0
Total number of shares issued			0		0
Series A preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period			0		0
Total number of shares issued			0		0
Series B preferred shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period			0		0
Total number of shares issued			0		0